UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSR
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21173

                           MAN-GLENWOOD LEXINGTON, LLC
               (Exact name of registrant as specified in charter)
                                     --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.





     MAN-GLENWOOD LEXINGTON, LLC

     FINANCIAL STATEMENTS FOR THE
     SIX-MONTH PERIOD ENDED
     SEPTEMBER 30, 2004 (UNAUDITED) AND
     REPORT OF INDEPENDENT REGISTERED
     PUBLIC ACCOUNTING FIRM

MAN-GLENWOOD LEXINGTON, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       1

FINANCIAL STATEMENTS (Unaudited):

   Statement of Assets and Liabilities                                        2

   Statement of Operations                                                    3

   Statements of Changes in Net Assets                                        4

   Statement of Cash Flows                                                    5

   Notes to Financial Statements                                             6-9






Beginning on the fiscal quarter ended December 31, 2004, the Fund will file the complete schedule of portfolio holdings of the Man-Glenwood Lexington Associates Portfolio, LLC with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling1-312-881-6500; and (ii) on the Commission's website at http://www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Managers and
Members of Man-Glenwood Lexington, LLC:

We have reviewed the accompanying statement of assets and liabilities of Man-Glenwood Lexington, LLC (the "Company"), as of September 30, 2004, the related statements of operations, changes in net assets, and cash flows for the six-month period then ended, and the statement of changes in net assets for the year ended March 31, 2004. We conducted our review in accordance with Statements on STANDARDS FOR ACCOUNTING AND REVIEW SERVICES issued by the American Institute of Certified Public Accountants. All information presented in these interim financial statements is the responsibility of the Company's management.

A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with auditing standards generally accepted in the United States of America, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.





/s/ Deloitte & Touche LLP

November 16, 2004



MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------------------------


ASSETS:
  Investment in the Man-Glenwood Lexington Associates Portfolio, LLC--
    at fair value (cost: $83,295,203)                                                                     $83,311,899
  Cash and cash equivalents                                                                                   195,933
  Fund investments made in advance                                                                          6,196,859
  Receivable for investments sold                                                                           2,771,799
  Other assets                                                                                                 66,218
                                                                                                          -----------

           Total assets                                                                                    92,542,708
                                                                                                          -----------

LIABILITIES:
  Capital contributions received in advance                                                                 6,325,079
  Capital withdrawals payable                                                                               2,771,799
  Distribution fee payable                                                                                    100,477
  Adviser fee payable                                                                                          50,087
  Accrued professional fees payable                                                                            51,569
  Administrative fee payable                                                                                   18,750
  Other liabilties                                                                                             34,299
                                                                                                          -----------
           Total liabilities                                                                                9,352,060
                                                                                                          -----------
NET ASSETS                                                                                                $83,190,648
                                                                                                          ===========


COMPONENTS OF NET ASSETS:
  Represented by:
  Capital transactions--net                                                                               $83,715,970
  Accumulated net investment loss                                                                          (1,602,022)
  Accumulated realized gain on investments                                                                    578,281
  Accumulated net unrealized appreciation on investments                                                      498,419
                                                                                                          -----------
NET ASSETS                                                                                                $83,190,648
                                                                                                          ===========

NET ASSET VALUE PER UNIT
    (Net assets divided by 806,019.6040 units of beneficial interest)                                     $    103.21
                                                                                                          ============


See notes to financial statements.




MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004
------------------------------------------------------------------------------------------------------------------------


NET INVESTMENT GAIN/LOSS ALLOCATED FROM
  MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC:
  Interest                                                                                               $     26,942
  Expenses                                                                                                   (706,076)
                                                                                                         -------------

           Net investment loss allocated from
             Man-Glenwood Lexington Associates Portfolio, LLC                                                (679,134)
                                                                                                         -------------

FUND INVESTMENT INCOME:
  Interest                                                                                                      5,336
                                                                                                         -------------
           Total fund investment income                                                                         5,336
                                                                                                         -------------
FUND EXPENSES:
  Investor servicing fee                                                                                      176,356
  Professional fee                                                                                            118,523
  Adviser fee                                                                                                  88,020
  Registration fee                                                                                             19,863
  Directors fee                                                                                                14,000
  Administrator fee                                                                                            12,500
  Transfer agency fee                                                                                          11,250
  Custody fee                                                                                                   4,069
  Other                                                                                                         3,320
                                                                                                         ------------
           Total fund expenses                                                                                447,901

  Less contractual expenses waiver                                                                            (95,000)
                                                                                                         -------------
           Net fund expenses                                                                                  352,901
                                                                                                         -------------
NET INVESTMENT LOSS                                                                                        (1,026,699)
                                                                                                         -------------

REALIZED AND UNREALIZED GAIN/LOSS ON
  INVESTMENTS ALLOCATED FROM MAN-GLENWOOD
  LEXINGTON ASSOCIATES PORTFOLIO, LLC:
  Net realized gain on investments                                                                            363,150
  Net change in unrealized depreciation on investments                                                       (690,919)
                                                                                                         ------------

           Net realized and unrealized loss on investments allocated from
             Man-Glenwood Lexington Associates Portfolio, LLC                                                (327,769)
                                                                                                         -------------

DECREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                                                        $ (1,354,468)
                                                                                                         =============

See notes to financial statements.




MAN-GLENWOOD LEXINGTON, LLC


STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 AND THE
YEAR ENDED MARCH 31, 2004
----------------------------------------------------------------------------------------------------------------------

                                                                           SIX-MONTH
                                                                          PERIOD ENDED               YEAR ENDED
                                                                       SEPTEMBER 30, 2004          MARCH 31, 2004
(DECREASE)/INCREASE IN NET ASSETS
  FROM INVESTMENT ACTIVITIES:
  Net investment loss                                                     $(1,026,699)             $   (575,323)
  Net realized gain on investments                                            363,150                   215,131
  Net change in unrealized (depreciation)
    appreciation on investments                                              (690,919)                1,189,338
                                                                          ------------             ------------

           Net (decrease) increase in net assets from
             investment activities                                         (1,354,468)                  829,146
                                                                          ------------             ------------

CAPITAL TRANSACTIONS:
  Capital contributions                                                    44,779,092                45,609,064
  Capital withdrawals                                                      (5,166,757)               (1,605,429)
                                                                          ------------             ------------
NET CAPITAL TRANSACTIONS                                                   39,612,335                44,003,635

NET ASSETS--Beginning of period                                            44,932,781                   100,000
                                                                          ------------             ------------
NET ASSETS--End of period                                                 $83,190,648              $ 44,932,781
                                                                          ============             ============
See notes to financial statements





MAN-GLENWOOD LEXINGTON, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
  Decrease in net assets from investment activities                                                     $ (1,354,468)
  Adjustments to reconcile net decrease in net assets
    from investment activities to net cash used in operating activities:
    Net purchases of investment in Man-Glenwood Lexington
      Associates Portfolio, LLC                                                                          (39,515,850)
    Depreciation of investment in Man-Glenwood Lexington Associates
       Portfolio, LLC                                                                                      1,006,903
    Increase in receivable for investments sold                                                           (1,495,983)
    Increase in fund investments made in advance                                                          (6,196,859)
    Decrease in due from Adviser                                                                             270,122
    Increase in other assets                                                                                 (60,148)
    Increase in adviser fee payable                                                                           25,776
    Increase in administrative fee payable                                                                    12,500
    Decrease in accrued professional fees payable                                                             (8,186)
    Increase in distribution fee payable                                                                      51,809
    Increase in other liabilities                                                                             17,821
                                                                                                        ------------
           Net cash used in operating activities                                                         (47,246,563)
                                                                                                        ------------

FINANCING ACTIVITIES:
   Capital contributions                                                                                  44,779,092
   Capital withdrawals                                                                                    (5,166,757)
   Increase in capital withdrawals payable                                                                 1,495,983
   Increase in capital received in advance                                                                 6,325,079
                                                                                                        ------------
           Net cash provided by financing activities                                                      47,433,397
                                                                                                        ------------

NET INCREASE IN CASH AND CASH EQUIVALENTS                                                                    186,834

CASH AND CASH EQUIVALENTS--Beginning of period                                                                 9,099
                                                                                                        ------------
CASH AND CASH EQUIVALENTS--End of period                                                                $    195,933
                                                                                                        ============


See notes to financial statements.

MAN-GLENWOOD LEXINGTON, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


1.    ORGANIZATION

      Man-Glenwood Lexington, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on January 21, 2003 with operations commencing on April 1, 2003. The Company invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (the "Portfolio Company"). As of September 30, 2004, the Company owned 77.05% of the Portfolio Company. The financial statements of the Portfolio Company are attached.

      The Portfolio Company's investment objectives are to preserve capital regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth, and produce returns which have low correlation with major market indices. The Portfolio Company attempts to achieve these objectives by utilizing a multistrategy, multimanager approach. The Portfolio Company emphasizes efficient allocation of investor capital among pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of investment strategies that will maximize the potential for stable, positive returns over a full economic cycle.

      Glenwood Capital Investments, L.L.C. serves as the Portfolio Company's investment adviser (the "Adviser") and also provides certain administrative services to the Company. The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading adviser and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser advises other accounts which may hold interests in the same underlying investment funds as the Company. Additionally, certain officers and employees of the Adviser and its affiliates may own interests in the underlying investment funds of the Company.

      The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      SEI Investments Global Funds Services ("SEI") acts as the Company's fund accounting agent, transfer agent, and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

      The Company's Board of Managers approved an Investor Servicing Agreement and a General Distributor's Agreement with Man Investments Inc.

      The Company is treated as a partnership for federal income tax purposes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss, and items of ordinary income or loss. The

      Company does not presently intend to make periodic distributions of its net income or gains, if any, to its members.

2.    SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

      INVESTMENTS--The Company values its investments in the Portfolio Company at the Company's pro rata interest in the net assets of that entity. Investments held by the Portfolio Company are limited partnerships and other pooled vehicles (collectively, the "investment funds") and are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the six-month period ended September 30, 2004, no dividends or distributions were declared or paid by the Portfolio Company's investments.

      Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

      The Portfolio Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Portfolio Company's investment, as well as incentive fees and allocations based upon profits earned by the Portfolio Company. These fees are deducted directly from the Portfolio Company's investment fund balance in accordance with a governing agreement. During the six-month period ended September 30, 2004, fees for these services ranged from 0% to 3.0% annually for management fees and 15% to 50% for incentive fees and allocations.

      The Portfolio Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

      CASH AND CASH EQUIVALENTS--Cash and cash equivalents represent cash in banks and overnight investments.

      FUND EXPENSES--The Portfolio Company pays the Adviser a quarterly fee (the "management fee") computed at the annual rate of 1.75% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The Company pays a quarterly fee (the "Investor Servicing Fee") computed at the annual rate of 0.50% of the aggregate value of its outstanding units, determined as of the last day of the calendar month (before any repurchases of units), to Man Investments Inc. (the "Distributor") to reimburse it for payments made to broker-dealers and certain financial advisers that have agreed to provide ongoing investor services and account maintenance services to investors in the Company that are their customers ("Investor Service Providers") and for the Distributor's ongoing investor servicing. Each Investor Service Provider will be paid based on the aggregate value of outstanding units held by investors that receive services from the Investor Service Provider. The Company also pays an administration fee to the Adviser and SEI for the provision of certain administrative services.

      The Adviser is contractually obligated to reimburse expenses in excess of 3.00% of the aggregate net assets of the Company through December 31, 2005.

      INVESTMENT INCOME--Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

      TAXES--The Company is not a taxable entity for federal, state or local income tax purposes. Such taxes are liabilities of the individual members and the amounts thereof will vary depending on the individual situation of each member. Accordingly, there is no provision for income taxes in the accompanying financial statements.

3.    CAPITAL STRUCTURE

      Initial and additional subscriptions for units by eligible investors are accepted on the first business day of each month through December 1, 2005, based on the Company's net asset value. It is expected that beginning January 1, 2006, units will be offered on a quarterly basis; however, the Board may reject or discontinue accepting subscriptions on a monthly or quarterly basis at any time.

      There is no public market for units, and none is expected to develop. With very limited exceptions, units are not transferable and liquidity will be provided only through limited repurchase offers.

      The Company from time to time may offer to repurchase outstanding units based on the Company's net asset value pursuant to written tenders by Members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase a specified dollar amount of outstanding units. The Company has offered to repurchase units as of March 31, 2004, June 30, 2004 and September 30, 2004.

      The Company's assets consist primarily of its interest in the Portfolio Company. Therefore, in order to finance the repurchase of units from Members, the Company may need to liquidate all or a portion of its interest in the Portfolio Company. The Company will not conduct a repurchase offer for units unless the Portfolio Company simultaneously conducts a repurchase offer for Portfolio Company interests.

      The Company expects to pay 100% of the value of units repurchased approximately one month after the net asset value is determined for those Members who have requested the repurchase of a partial number of units. For those Members who have requested a repurchase of all of their units, approximately 95% of the value of the units repurchased is expected to be paid approximately one month after the net asset value is determined. The balance due will be determined and paid after completion of the Company's annual audit.

4.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                     PERIOD
                                                              SIX-MONTH                          JANUARY 21, 2003
                                                            PERIOD ENDED        YEAR ENDED        (INCEPTION) TO
                                                          SEPTEMBER 30, 2004   MARCH 31, 2004     MARCH 31, 2003

     Net asset value--beginning of period                  $    105.31         $    100.00           $ 100.00
     Net investment loss                                         (1.53)              (3.04)              -
     Realized and unrealized (loss) gain on
     investments                                                 (0.57)               8.35               -
                                                           -----------         -----------           --------

     Total from operations                                       (2.10)               5.31               -
                                                           -----------         -----------           --------

     Net asset value--end of period                        $    103.21         $    105.31           $ 100.00
                                                           ===========         ===========           ========

     Net assets--end of period                             $83,190,648         $44,932,781           $100,000
     Ratio of net investment loss to average net
     assets (3)                                                  (2.91)%(1)(4)       (2.90)%(5)          -
     Ratio of expenses to average net assets (3)                  3.00%(1)(4)         3.00%(5)           -
     Total return                                                (1.99)%)(2)          5.31%              -
     Portfolio Turnover                                           5.89%(2)(6)        24.93%(6)           -

(1)  Annualized
(2)  Not annualized
(3) Ratio of expenses does not include management fees and incentive fees earned by the adviser of the underlying investment funds of the Portfolio
     Company.
(4) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (3.39)% and 3.48%, respectively.
(5) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (6.24)% and 6.34%, respectively.
(6)  Represents the Portfolio Turnover of the Man-Glenwood Lexington Associates
     Portfolio, LLC.

                                                      ******

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Registrant invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (CIK 0001215043, Investment Company Act file number 811-21285, the "Portfolio Company"). The Portfolio Company has included a schedule of its investments as of September 30, 2004, in its filing on Form N-CSR made with the Securities and Exchange Commission on December 6, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to section 12 of the Securities Exchange Act of 1934, as amended.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                MAN-GLENWOOD LEXINGTON, LLC


                                            By:      /s/ John B. Rowsell
                                                     -------------------
                                                     John B. Rowsell
                                                     Principal Executive Officer

                                            Date:     November 30, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                            By:      /s/ John B. Rowsell
                                                     -------------------
                                                     John B. Rowsell
                                                     Principal Executive Officer

                                            Date:    November 30, 2004


                                            By:      /s/Alicia Derrah
                                                     -----------------
                                                     Alicia Derrah
                                                     Principal Financial Officer

                                            Date:    November 30, 2004

                                  EXHIBIT INDEX

12(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

12(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended